Lease liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liability
Lease liability, at beginning of the period	$ 158,532	$ 174,340
Repayments	(55,376)	(41,532)
Accretion	22,367	25,724
Lease liability, at end of the period	125,523	158,532
Current portion	38,347	33,009
Long-term portion	$ 87,176	$ 125,523